LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 76,795	$ 76,379
Less: accumulated amortization	(72,230)	(65,027)
Entertainment production costs, net	4,565	11,352
Other long-term prepayments and other assets	53,585	30,504
Deferred rent assets	37,835	46,864
Advance payments for construction costs	32,911	0
Other deposits	16,709	14,976
Deposits for acquisition of property and equipment	13,642	51,580
Input value-added tax, net	12,469	20,097
Deferred financing costs, net	885	11,330
Long-term receivables, net	3,877	5
Long-term prepayments, deposits and other assets	$ 176,478	$ 186,708